UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    August 5, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $579820


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           common           02364J104     2043   127000 SH       SOLE                     5000            122000
Altria Group                   common           02209S103    14425   317445 SH       SOLE                   182450            134995
AmeriCredit Corp.              common           03060R101    16749  1959000 SH       SOLE                  1753000            206000
American Express Co.           common           025816109     1804    43150 SH       SOLE                    40000              3150
Anheuser Busch Co.             common           035229103     1434    28082 SH       SOLE                     3210             24872
Apogent Technologies Inc.      common           03760A101    13909   695450 SH       SOLE                   605500             89950
Bandag, Inc. Cl. A             common           059815308     3628   103350 SH       SOLE                    80000             23350
Berkshire Hathaway Cl. A       common           084670108    11600      160 SH       SOLE                        4               156
Berkshire Hathaway Cl. B       common           084670207     1922      791 SH       SOLE                                        791
Blair Corp.                    common           092828102     1775    79975 SH       SOLE                    40250             39725
Bristol Myers Squibb           common           110122108    22583   831775 SH       SOLE                   688100            143675
Cadbury Schweppes              common           127209302     9631   398325 SH       SOLE                   284500            113825
CenturyTel Inc.                common           156700106     2088    59900 SH       SOLE                     3000             56900
Chicago Rivet&Machine          common           168088102      363    13825 SH       SOLE                                      13825
Citigroup Inc.                 common           172967101      204     4760 SH       SOLE                                       4760
Clorox                         common           189054109    13396   314088 SH       SOLE                   242672             71416
Coca-Cola Co.                  common           191216100     8394   180875 SH       SOLE                   132500             48375
Electronic Data Syst           common           285661104    19045   887875 SH       SOLE                   709200            178675
Emerson Electric Co.           common           291011104      731    14300 SH       SOLE                     1000             13300
Equifax Inc.                   common           294429105     1659    63800 SH       SOLE                     4000             59800
Ethan Allen Interiors          common           297602104     1849    52600 SH       SOLE                     3000             49600
Federal Home Loan              common           313400301    16619   327335 SH       SOLE                   231140             96195
Federal Nat'l Mtg.             common           313586109     6188    91750 SH       SOLE                    90200              1550
First Data Corp.               common           319963104    17820   430025 SH       SOLE                   226400            203625
First Health Group             common           320960107    11671   422875 SH       SOLE                   350400             72475
Gannett Company                common           364730101      994    12940 SH       SOLE                     1600             11340
Gemstar-TV Guide Int'l         common           36866W106     7288  1431900 SH       SOLE                  1180000            251900
General Electric Co.           common           369604103      328    11450 SH       SOLE                     2250              9200
H&R Block                      common           093671105     9639   222875 SH       SOLE                   195000             27875
Henkel KGAA sponsored ADR      common           42550U109    23809   420550 SH       SOLE                   360600             59950
Home Depot                     common           437076102     2083    62900 SH       SOLE                    62750               150
IMS Health                     common           449934108     3222   179100 SH       SOLE                   170400              8700
Interpublic Group Co.          common           460690100    19015  1421125 SH       SOLE                  1137600            283525
Interstate Bakeries Corp.      common           46072H108     6501   511900 SH       SOLE                   480000             31900
Johnson & Johnson              common           478160104     3399    65740 SH       SOLE                     5000             60740
Kraft Foods, Inc.              common           50075n104    48109  1478000 SH       SOLE                  1352200            125800
Kroger Co.                     common           501044101     1528    91625 SH       SOLE                    91400               225
Lancaster Colony Corp.         common           513847103    29282   757425 SH       SOLE                   558800            198625
Liberty Media Corp.A           common           530718105    50750  4390161 SH       SOLE                  3527679            862482
Lubrizol Corp.                 common           549271104     3169   102250 SH       SOLE                   100000              2250
MBIA Inc.                      common           55262C100     6636   136125 SH       SOLE                   130200              5925
MGIC Investment                common           552848103     5099   109325 SH       SOLE                   100200              9125
Markel Corp.                   common           570535104     3151    12310 SH       SOLE                                      12310
Masco Corp.                    common           574599106     1798    75400 SH       SOLE                     4700             70700
McDonald's Corp.               common           580135101     1989    90150 SH       SOLE                    90000               150
Merck & Co. Inc.               common           589331107     1880    31050 SH       SOLE                     1000             30050
Microsoft Corp.                common           594918104     2826   110220 SH       SOLE                   102420              7800
NICOR Inc.                     common           654086107     8249   222275 SH       SOLE                   200400             21875
PSI Net Inc.                   common           74437C101        0    20000 SH       SOLE                                      20000
PepsiCo Inc.                   common           713448108     7183   161410 SH       SOLE                   145300             16110
Pfizer Inc.                    common           717081103     4356   127550 SH       SOLE                   103250             24300
Procter & Gamble Co.           common           742718109     1617    18130 SH       SOLE                      700             17430
Russ Berrie & Co.              common           782233100     5878   161000 SH       SOLE                   113800             47200
Safeway Inc                    common           786514208      300    14650 SH       SOLE                                      14650
Saucony Inc. Cl B              common           804120202     2074   171650 SH       SOLE                   125000             46650
ServiceMaster Co.              common           81760N109     2527   236165 SH       SOLE                   196500             39665
Tootsie Roll Industries        common           890516107      754    24720 SH       SOLE                    24720
Torchmark Corp.                common           891027104     1032    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1415    29300 SH       SOLE                                      29300
Trizec Properties              common           89687P107    11658  1025325 SH       SOLE                   951200             74125
Tupperware Corp.               common           899896104     4589   319550 SH       SOLE                   300000             19550
Tyco Int'l LTD                 common           902124106    67072  3533825 SH       SOLE                  2806000            727825
U.S. Bancorp                   common           902973106     6991   285365 SH       SOLE                   250600             34765
Unilever NV (NEW)              common           904784501     9072   168000 SH       SOLE                   150000             18000
United Technologies Corp.      common           913017109     2514    35500 SH       SOLE                    35200               300
Washington Mutual              common           939322103     5047   122200 SH       SOLE                   121200              1000
Waste Management Inc.          common           94106L109     1058    43925 SH       SOLE                     2000             41925
Wesco Financial Co.            common           950817106     2190     7020 SH       SOLE                                       7020
Wyeth                          common           983024100      219     4800 SH       SOLE                                       4800